Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments (Tables)	3 Months Ended
Mar. 31, 2011
Off Balance Sheet Lending Related Financial Instruments Guarantees and Other Commitments (Tables) [Abstract]
Off-balance sheet lending-related financial instruments, guarantees and other commitments

	Contractual amount		Carrying value(j)
	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010

Lending-related
Consumer, excluding credit card:
Home equity – senior lien	$17,406	$17,662	$—	$—
Home equity – junior lien	30,146	30,948	—	—
Prime mortgage	745	1,266	—	—
Subprime mortgage	—	—	—	—
Auto	5,947	5,246	1	2
Business banking	9,808	9,702	5	4
Student and other	508	579	—	—

Total consumer, excluding credit card	64,560	65,403	6	6

Credit card	565,813	547,227	—	—

Total consumer	630,373	612,630	6	6

Wholesale:
Other unfunded commitments to extend credit(a)(b)	206,679	199,859	340	364
Standby letters of credit and other financial guarantees(a)(b)(c)(d)	95,361	94,837	706	705
Unused advised lines of credit	47,578	44,720	—	—
Other letters of credit(a)(d)	5,943	6,663	1	2

Total wholesale	355,561	346,079	1,047	1,071

Total lending-related	$985,934	$958,709	$1,053	$1,077

Other guarantees and commitments
Securities lending indemnifications(e)	$200,627	$181,717	$NA	$NA
Derivatives qualifying as guarantees(f)	87,360	87,768	372	294
Unsettled reverse repurchase and securities borrowing agreements(g)	47,021	39,927	—	—
Other guarantees and commitments(h)	6,373	6,492	(6)	(6)
Loan sale and securitization-related indemnifications:
Repurchase liability(i)	NA	NA	3,474	3,285
Loans sold with recourse	10,823	10,982	148	153

(a)	At March 31, 2011, and December 31, 2010, represents the contractual amount net of risk participations totaling $570 million and $542 million, respectively, for other unfunded commitments to extend credit; $22.8 billion and $22.4 billion, respectively, for standby letters of credit and other financial guarantees; and $1.3 billion and $1.1 billion, respectively, for other letters of credit. In regulatory filings with the Federal Reserve Board these commitments are shown gross of risk participations.

(b)	Included credit enhancements and bond and commercial paper liquidity commitments to U.S. states and municipalities, hospitals and other not-for-profit entities of $43.9 billion and $43.4 billion, at March 31, 2011, and December 31, 2010, respectively.

(c)	At March 31, 2011, and December 31, 2010, included unissued standby letters of credit commitments of $41.5 billion and $41.6 billion, respectively.

(d)	At March 31, 2011, and December 31, 2010, JPMorgan Chase held collateral relating to $38.0 billion and $37.8 billion, respectively, of standby letters of credit; and $2.0 billion and $2.1 billion, respectively, of other letters of credit.

(e)	At March 31, 2011, and December 31, 2010, collateral held by the Firm in support of securities lending indemnification agreements was $203.4 billion and $185.0 billion, respectively. Securities lending collateral comprises primarily cash, and securities issued by governments that are members of the Organisation for Economic Co-operation and Development (“OECD”) and U.S. government agencies.

(f)	Represents notional amounts of derivatives qualifying as guarantees. The carrying value at March 31, 2011, and December 31, 2010, reflected derivative payables of $467 million and $390 million, respectively, less derivative receivables of $95 million and $96 million, respectively.

(g)	At March 31, 2011, and December 31, 2010, the amount of commitments related to forward starting reverse repurchase agreements and securities borrowing agreements were $12.5 billion and $14.4 billion, respectively. Commitments related to unsettled reverse repurchase agreements and securities borrowing agreements with regular way settlement periods were $34.5 billion and $25.5 billion at March 31, 2011, and December 31, 2010, respectively.

(h)	At March 31, 2011, and December 31, 2010, included unfunded commitments of $943 million and $1.0 billion, respectively, to third-party private equity funds; and $1.3 billion and $1.4 billion, respectively, to other equity investments. These commitments included $885 million and $1.0 billion, respectively, related to investments that are generally fair valued at net asset value as discussed in Note 3 on pages 94–105 of this Form 10-Q. In addition, at both March 31, 2011, and December 31, 2010, included letters of credit hedged by derivative transactions and managed on a market risk basis of $3.8 billion.

(i)	Represents estimated repurchase liability related to indemnifications for breaches of representations and warranties in loan sale and securitization agreements. For additional information, see Loan sale and securitization-related indemnifications on pages 158–159 of this Note.

(j)	For lending-related products, the carrying value represents the allowance for lending-related commitments and the guarantee liability, for derivative-related products the carrying value represents the fair value. For all other products the carrying value represents the valuation reserve.

Standby letters of credit and other financial guarantees and other letters of credit

	March 31, 2011		December 31, 2010
	Standby letters of		Standby letters of
	credit and other	Other letters	credit and other	Other letters
(in millions)	financial guarantees	of credit	financial guarantees	of credit

Investment-grade(a)	$71,244	$4,761	$70,236	$5,289
Noninvestment-grade(a)	24,117	1,182	24,601	1,374

Total contractual amount(b)	$95,361 (c)	$5,943	$94,837 (c)	$6,663

Allowance for lending-related commitments	$341	$1	$345	$2
Commitments with collateral	38,034	1,986	37,815	2,127

(a)	The ratings scale is based on the Firm’s internal ratings which generally correspond to ratings as defined by S&P and Moody’s.

(b)	At March 31, 2011, and December 31, 2010, represented contractual amount net of risk participations totaling $22.8 billion and $22.4 billion, respectively, for standby letters of credit and other financial guarantees; and $1.3 billion and $1.1 billion, respectively, for other letters of credit. In regulatory filings with the Federal Reserve these commitments are shown gross of risk participations.

(c)	At March 31, 2011, and December 31, 2010, included unissued standby letters of credit commitments of $41.5 billion and $41.6 billion, respectively.

Summary of changes in repurchase liability

Three months ended March 31, (in millions)	2011	2010

Repurchase liability at beginning of period	$3,285	$1,705
Realized losses(a)	(231)	(246)
Provision for repurchase losses	420	523

Repurchase liability at end of period	$3,474	$1,982

(a)	Includes principal losses and accrued interest on repurchased loans, “make-whole” settlements, settlements with claimants, and certain related expenses. Make-whole settlements were $115 million and $105 million at March 31, 2011 and 2010, respectively.